Sullivan & Worcester LLP 1666 K Street, NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com
October 26, 2011
VIA EDGAR
EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
SunAmerica Series Trust (the “Trust”)
-Registration Statement on Form N-1A
File No. 033-52742; 811-7238
CIK — 0000892538
Ladies and Gentlemen:
     Pursuant to Rule 485(a) under the Securities Act of 1933, please accept for filing the Trust’s Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A. The purpose of this filing is to register Class 3 shares of the following new Portfolio of the Trust: SunAmerica Dynamic Allocation Portfolio.
     Updates to certain information for the Trust will be included in a Rule 485(b) amendment filing.
     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

Very truly yours,
/s/ Arie Heijkoop, Jr.
Arie Heijkoop, Jr.

Enclosures

cc:	Nori L. Gabert, Esq. David C. Mahaffey, Esq.